Employee Benefits - Summary of Plan Assets (Details)	Dec. 31, 2021	Dec. 31, 2020
TFI International pension plans
Disclosure of defined benefit plans [line items]
Equity securities	6.00%	6.00%
Debt securities	89.00%	91.00%
Other	5.00%	3.00%
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Equity securities	48.00%	0.00%
Debt securities	52.00%	0.00%